Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Net revenues
Domestic		$ 248,150,543	$ 238,259,390
Export		117,083,843	156,806,854
Services income		461,202	523,259
Total revenues		365,695,588	395,589,503
(Impairment) of wells, pipelines, properties, plant and equipment, net		(14,321,864)	(5,620,328)
Cost of sales		262,668,787	280,954,821
Gross income		88,704,937	109,014,354
Other revenues (expenses):
Distribution, transportation and sale expenses		3,725,782	4,244,691
Administrative expenses		46,948,357	46,915,874
Other revenues		2,905,265	12,362,124
Other expenses		1,429,635	6,628,283
Operating income		39,506,428	63,587,630
Welfare oil duty		47,700,746	55,842,382
Operating (loss) income after Welfare oil duty		(8,194,318)	7,745,248
Financing income	[1]	11,432,985	4,769,152
Financing (cost)	[2]	31,164,367	41,401,868
Derivative financial instruments (cost) income, net		(9,967,268)	1,847,560
Foreign exchange (loss), net		(8,935,400)	(15,057,989)
Sum of financing income, financing cost, derivative financial instruments (cost) income, net and foreign exchange (loss), net		(38,634,050)	(49,843,145)
Profit sharing in associates		189,623	67,301
(Loss) before duties, taxes and other		(46,638,745)	(42,030,596)
Income tax (benefit) expense		(645,783)	1,298,336
Net (loss)		(45,992,962)	(43,328,932)
Currency translation effect		3,073,891	1,274,960
Actuarial (losses) - employee benefits, net of taxes		0	(95,566,136)
Total other comprehensive results		3,073,891	(94,291,176)
Total comprehensive (loss)		(42,919,071)	(137,620,108)
Net (loss) attributable to:
Controlling interest		(45,991,389)	(43,327,280)
Non-controlling interest		(1,573)	(1,652)
Net (loss)		(45,992,962)	(43,328,932)
Other comprehensive results attributable to:
Controlling interest		3,073,308	(94,291,204)
Non-controlling interest		583	28
Total other comprehensive results		3,073,891	(94,291,176)
Comprehensive (loss):
Controlling interest		(42,918,081)	(137,618,484)
Non-controlling interest		(990)	(1,624)
Total comprehensive (loss)		$ (42,919,071)	$ (137,620,108)

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2026 and 2025.
[2]	Mainly interest on debt.